UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Aircraft & Parts — 8.0%
Arconic, Inc.	15,228,573	$401,120,613
Esterline Technologies Corporation*,§	2,863,871	246,436,100
Meggitt plc (Britain)	37,696,377	210,314,336
United Technologies Corporation	4,704,690	527,913,265
		$1,385,784,314
Infrastructure Software — 6.4%
Microsoft Corporation	5,905,380	$388,928,327
Oracle Corporation	15,945,530	711,330,093
		$1,100,258,420
Diversified Banks — 5.5%
Bank of America Corporation	18,801,990	$443,538,944
Citigroup, Inc.	8,308,010	496,985,158
		$940,524,102
Internet Media — 4.7%
Alphabet, Inc. (Class A)*	220,277	$186,750,841
Alphabet, Inc. (Class C)*	220,881	183,234,042
Baidu, Inc. (ADR) (China)*	1,282,010	221,172,365
Yahoo!, Inc.*	4,847,270	224,961,801
		$816,119,049
Investment Companies — 3.9%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$258,829,163
Leucadia National Corporation	16,096,920	418,519,920
		$677,349,083
Entertainment Content — 3.3%
Naspers, Ltd. (N Shares) (South Africa)	3,281,487	$566,226,957

P&C Insurance — 2.8%
American International Group, Inc.	7,840,680	$489,493,653

Insurance Brokers — 2.8%
Aon plc (Britain)	4,004,480	$475,291,731

Commercial Finance — 2.7%
CIT Group, Inc.§	11,049,910	$474,372,636

Consumer Finance — 2.4%
Ally Financial, Inc.	9,942,850	$202,138,141
American Express Co.	2,630,010	208,060,091
		$410,198,232
Semiconductor Devices — 2.2%
Analog Devices, Inc.	3,176,140	$260,284,673
QUALCOMM, Inc.	2,120,810	121,607,245
		$381,891,918
Communications Equipment — 2.0%
Cisco Systems, Inc.	10,237,860	$346,039,668

See notes to financial statements.

	Shares	Fair Value
COMMON STOCKS (Continued)
Electrical Components — 1.9%
TE Connectivity, Ltd. (Switzerland)	4,470,390	$333,267,575

Advertising & Marketing — 1.3%
WPP plc (Britain)	10,495,478	$230,384,308

Base Metals — 1.2%
Alcoa Corporation	3,866,740	$133,015,856
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	68,820,902
		$201,836,758
Electrical Power Equipment — 1.1%
General Electric Co.	6,349,230	$189,207,054

Containers & Packaging — 1.1%
Owens-Illinois, Inc.*,§	8,912,900	$181,644,902

Life Science Equipment — 1.0%
Thermo Fisher Scientific, Inc.	1,134,900	$174,320,640

Integrated Oils — 1.0%
Gazprom PJSC (ADR) (Russia)	12,690,400	$56,726,088
Lukoil PJSC (ADR) (Russia)	1,455,100	77,062,096
Rosneft Oil Co. PJSC (GDR) (Russia)	5,711,200	32,496,728
		$166,284,912
Food & Drug Stores — 1.0%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,636,580	$110,736,360
Lenta, Ltd. (GDR) (Russia)*,**,††	8,153,870	55,446,316
		$166,182,676
Institutional Brokerage — 1.0%
LPL Financial Holdings, Inc.	4,165,970	$165,930,585

Specialty Chemicals — 1.0%
Nexeo Solutions, Inc.*,**,§	17,691,717	$156,748,613
Nexeo Solutions, Inc. (Founders Shares)**,§,††	2,431,709	9,170,439
		$165,919,052
Investment Management — 0.8%
Legg Mason, Inc.	3,669,319	$132,499,109

Household Products — 0.5%
Unilever NV (CVA) (Britain)	1,756,570	$87,267,920

Exploration & Production — 0.2%
Occidental Petroleum Corporation	620,540	$39,317,414

Marine Shipping — 0.1%
Sound Holding FP (Luxembourg)**,§,††	1,146,250	$22,688,800

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS (Continued)

Other Common Stocks — 0.9%		$163,655,066

TOTAL COMMON STOCKS — 60.8% (Cost $7,599,644,265)		$10,483,956,534

LIMITED PARTNERSHIPS — 0.3% (Cost $11,534,007)
WLRS Fund I LLC**,§,††	968	$6,519,316
U.S. Farming Realty Trust, L.P.**	350,000	40,617,255
U.S. Farming Realty Trust II, L.P.**	120,000	12,866,952

		$60,003,523
PREFERRED STOCK — 0.1%
Integrated Oils — 0.1%
Surgutneftegas OJSC (Preference Shares) (Russia) (Cost $27,221,319)	39,322,900	$22,492,189

BONDS & DEBENTURES

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Non-Agency Collateralized Mortgage Obligation — 0.3%
Stanwich Mortgage Loan Trust Series 2010-3 A — 0.00% 7/31/2038**,@,††	$3,238,757	$1,620,350
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047**,@,††	3,982,576	1,692,595
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050**,@,††	5,754,418	3,079,788
Stanwich Mortgage Loan Trust Series 2012-4 A — 0.00% 6/15/2051**,@,††	8,009,901	3,684,554
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.561% 8/15/2050**,@,††	8,246,827	4,349,616
Stanwich Mortgage Loan Trust Series 2009-2 A — 1.007% 2/15/2049**,@,††	1,058,892	473,537
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.246% 9/30/2047**,@,††	1,102,548	557,669
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.674% 2/28/2057**,@,††	7,517,574	3,790,360
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.718% 8/31/2049**,@,††	4,115,991	2,078,575
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045**,@@	22,531,345	22,718,633
		$44,045,677

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $43,570,465)		$44,045,677

ASSET-BACKED SECURITIES — 0.3%
RELP 8 — 10.00% 10/17/2017**,††	$10,620,434	$10,620,434
RELP 9 — 9.00% 7/30/2017**,††	10,320,000	10,320,000
RELP 10 — 9.50% 11/20/2017**,††	3,891,210	3,891,210
RELP 11 — 10.75% 8/5/2018**,††	21,787,160	21,787,160
		$46,618,804
OTHER — 0.3%
Ship Loan Participation — 7.80% 12/24/2019**,††	$44,027,120	$44,027,120

See notes to financial statements.

	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (Continued)
Ship Loan Participation II — 11.00% 9/4/2018**,††	$16,705,159	$16,705,159
		$60,732,279

TOTAL ASSET-BACKED SECURITIES (Cost $107,351,083)		$107,351,083

CORPORATE BONDS & NOTES — 4.5%
Basic Materials — 0.2%
Glencore Funding LLC — 4.625% 4/29/2024**	$4,700,000	$4,874,337
Glencore Funding LLC — 2.875% 4/16/2020**	9,100,000	9,104,209
Glencore Finance Canada, Ltd. — 4.25% 10/25/2022**	8,150,000	8,421,920
		$22,400,466
Consumer, Cyclical — 0.8%
Navistar International Corporation — 8.25% 11/1/2021	$143,177,000	$142,990,870

Energy — 2.1%
California Resources Corporation — 5.00% 1/15/2020	$2,171,000	$1,791,075
California Resources Corporation — 5.50% 9/15/2021	8,984,000	6,603,240
California Resources Corporation — 6.00% 11/15/2024	2,171,000	1,508,845
California Resources Corporation 2nd Lien — 8.00% 12/15/2022**	35,750,000	29,046,875
CONSOL Energy, Inc. — 5.875% 4/15/2022	196,666,000	194,207,675
CONSOL Energy, Inc. — 8.25% 4/1/2020	5,650,000	5,678,250
CONSOL Energy, Inc. — 8.00% 4/1/2023	77,110,000	81,065,743
Southwestern Energy Co. — 4.10% 3/15/2022	3,800,000	3,548,440
Rice Energy, Inc. — 6.25% 5/1/2022	16,731,000	17,149,275
		$340,599,418
Financial — 0.4%
Walter Investment Management Corporation — 7.875% 12/15/2021**	$53,600,000	$31,559,680
Springleaf Finance Corporation — 6.90% 12/15/2017	15,366,000	15,942,225
Springleaf Finance Corporation — 6.50% 9/15/2017	8,980,000	9,137,150
		$56,639,055
Industrial — 1.0%
Bombardier, Inc. — 7.75% 3/15/2020**	$28,058,000	$29,951,915
Bombardier, Inc. — 4.75% 4/15/2019**	4,893,000	4,966,395
Bombardier, Inc. — 5.75% 3/15/2022**	13,800,000	13,524,000
Bombardier, Inc. — 6.00% 10/15/2022**	12,670,000	12,511,625
Bombardier, Inc. — 7.50% 3/15/2025**	82,750,000	84,719,450
Bombardier, Inc. — 7.45% 5/1/2034**	5,800,000	5,618,750
		$180,235,455
TOTAL CORPORATE BONDS & NOTES (Cost $647,783,186)		$742,865,264

See notes to financial statements.

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)

CORPORATE BANK DEBT — 0.3%
Sears Canada Term Loan — 10.50% 3/20/2022**	23,416,667	$22,822,819
Walter Investment Management Corporation — 0.00% 12/18/2020**	27,914,215	24,143,842

TOTAL CORPORATE BANK DEBT (Cost $22,427,069)		$46,966,661

CONVERTIBLE BONDS — 0.4%
Navistar International Corporation — 4.50% 10/15/2018	$22,938,000	$22,450,567
Navistar International Corporation — 4.75% 4/15/2019	34,244,000	33,045,460
Walter Investment Management Corporation — 4.50% 11/1/2019	28,841,000	8,796,505

TOTAL CONVERTIBLE BONDS (Cost $65,775,219)		$64,292,532

U.S. TREASURIES — 26.6%
U.S. Treasury Notes — 0.625% 8/31/2017	$200,000,000	$199,785,720
U.S. Treasury Notes — 0.625% 9/30/2017	274,000,000	273,589,000
U.S. Treasury Notes — 0.625% 11/30/2017	200,000,000	199,538,280
U.S. Treasury Notes — 0.625% 4/30/2018	300,000,000	298,428,510
U.S. Treasury Notes — 0.75% 1/31/2018	275,000,000	274,339,368
U.S. Treasury Notes — 0.75% 2/28/2018	230,000,000	229,337,853
U.S. Treasury Notes — 0.75% 3/31/2018	325,000,000	323,904,392
U.S. Treasury Notes — 0.875% 4/15/2017	275,000,000	274,968,650
U.S. Treasury Notes — 0.875% 8/15/2017	210,000,000	210,018,039
U.S. Treasury Notes — 0.875% 10/15/2017	280,000,000	279,881,868
U.S. Treasury Notes — 0.875% 11/15/2017	290,000,000	289,851,607
U.S. Treasury Notes — 0.875% 1/15/2018	259,000,000	258,668,143
U.S. Treasury Notes — 1.00% 9/15/2017	270,000,000	270,143,424
U.S. Treasury Notes — 1.00% 12/15/2017	250,000,000	249,980,150
U.S. Treasury Notes — 1.00% 3/15/2018	325,000,000	324,757,517
U.S. Treasury Notes — 1.875% 10/31/2017	291,000,000	292,500,833
U.S. Treasury Notes — 2.25% 11/30/2017	75,000,000	75,606,150
U.S. Treasury Notes — 3.50% 2/15/2018	$260,000,000	$265,440,708

TOTAL U.S. TREASURIES (Cost $4,602,356,621)		$4,590,740,212

TOTAL BONDS & DEBENTURES — 32.7% (Cost $5,489,263,643)		$5,646,252,947

PUT OPTIONS PURCHASED — 0.1%
JPY Put-Strike $95; expires 03/24/22; $194,350,000*(Barclays Capital Counterparty)†† (Cost $14,624,838)	194,350,000	$17,343,794

TOTAL INVESTMENT SECURITIES — 94.1% (Cost $13,179,198,577)		$16,230,048,987

See notes to financial statements.

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)

SHORT-TERM INVESTMENTS — 7.7%
Apple, Inc.
— 0.00% 4/12/2017	50,000,000	49,986,600
— 0.69% 4/17/2017	31,000,000	30,990,493
— 0.70% 4/28/2017	100,000,000	99,947,500
— 0.72% 5/10/2017	200,000,000	199,844,000

The Coca-Cola Co.
— 0.85% 5/23/2017	50,000,000	49,938,611
— 0.85% 5/24/2017	50,000,000	49,937,431
— 0.85% 5/25/2017	25,000,000	24,968,125
Exxon Mobil Corp. — 0.75% 4/27/2017	250,000,000	249,864,583
Microsoft Corp. — 0.81% 5/11/2017	96,000,000	95,913,600
The Procter & Gamble Co. — 0.77% 4/13/2017	245,000,000	244,937,117
Wal-Mart Stores, Inc. — 0.78% 4/5/2017	153,685,000	153,671,681

TOTAL COMMERCIAL PAPER (Cost $1,200,013,141)		$1,249,999,741
State Street Bank Repurchase Agreement — 0.09% 4/3/2017 (Dated 03/31/2017, repurchase price of $ 76,997,577, collateralized by $82,215,000 principal amount U.S. Treasury Bond - 2.75% 2042, fair value $78,539,332)	$76,997,000	$76,997,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,277,010,141)		$1,326,996,741

TOTAL INVESTMENTS — 101.5% (Cost $14,456,208,718)		$17,507,059,128

SECURITIES SOLD SHORT
Common Stocks Sold Short — (4.7)%
WW Grainger, Inc.	(96,049)	(22,356,365)
Yahoo Japan Corporation (Japan)	(7,538,000)	(34,802,228)
Pennsylvania Real Estate Investment Trust	(600,700)	(9,094,598)
Pitney Bowes, Inc.	(401,000)	(5,257,110)
Ventas, Inc.	(61,800)	(4,019,472)
Tencent Holdings, Ltd. (China)	(23,897,100)	(685,102,474)
Care Capital Properties, Inc.	(15,450)	(415,142)
iShares Russell 2000 ETF	(305,290)	(41,971,269)

OTHER COMMON STOCKS SOLD SHORT — 0.8%		$(153,823,808)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $659,208,731)		$(956,842,466)
Other Assets and Liabilities, net — 4.0%		705,303,682
NET ASSETS — 100.0%		$17,255,515,426

*Non-income producing security.

§Affiliated Security.

See notes to financial statements.

**Restricted securities. These restricted securities constituted 1.92% of total net assets at March 31, 2017, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.39% of total net assets at March 31, 2017.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships have limited rights of withdrawal by the Fund as specified in the respective agreements.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2017:

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Aircraft & Parts	$1,385,784,314	$—	$—	$1,385,784,314
Infrastructure Software	1,100,258,420	—	—	1,100,258,420
Diversified Banks	940,524,102	—	—	940,524,102
Internet Media	816,119,049	—	—	816,119,049
Investment Companies	677,349,083	—	—	677,349,083
Entertainment Content	566,226,957	—	—	566,226,957
P&C Insurance	489,493,653	—	—	489,493,653
Insurance Brokers	475,291,731	—	—	475,291,731
Commercial Finance	474,372,636	—	—	474,372,636
Consumer Finance	410,198,232	—	—	410,198,232
Semiconductor Devices	381,891,918	—	—	381,891,918
Communications Equipment	346,039,668	—	—	346,039,668
Electrical Components	333,267,575	—	—	333,267,575
Advertising & Marketing	230,384,308	—	—	230,384,308
Base Metals	201,836,758	—	—	201,836,758
Electrical Power Equipment	189,207,054	—	—	189,207,054
Containers & Packaging	181,644,902	—	—	181,644,902
Life Science Equipment	174,320,640	—	—	174,320,640
Integrated Oils	166,284,912	—	—	166,284,912
Food & Drug Stores	110,736,360	—	55,446,316	166,182,676
Institutional Brokerage	165,930,585	—	—	165,930,585
Specialty Chemicals	156,748,613	—	9,170,439	165,919,052
Investment Management	132,499,109	—	—	132,499,109
Household Products	87,267,920	—	—	87,267,920
Exploration & Production	39,317,414	—	—	39,317,414
Marine Shipping	—	—	22,688,800	22,688,800
Other Common Stocks	163,655,066	—	—	163,655,066
Limited Partnerships	—	—	6,519,316	6,519,316
Limited Partnerships — valued at NAV as a practical expedient	—	53,484,207	—	53,484,207
Preferred Stock
Integrated Oils	22,492,189	—	—	22,492,189
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	22,718,633	21,327,044	44,045,677
Asset-Backed Securities
Asset-Backed Securities	—	—	46,618,804	46,618,804
Other	—	—	60,732,279	60,732,279
Corporate Bonds & Notes	—	742,865,264	—	742,865,264
Corporate Bank Debt	—	46,966,661	—	46,966,661
Convertible Bonds	—	64,292,532	—	64,292,532
U.S. Treasuries	—	4,590,740,212	—	4,590,740,212
Short-Term Investments	—	1,326,996,741	—	1,326,996,741
	$10,419,143,168	$6,848,064,250	$222,502,998	$17,489,710,416
Put Options Purchased (currency risk)	$—	$—	$17,343,794	$17,343,794
Forward Foreign Currency Contracts (currency risk)
Receivable	—	1,795,894	—	1,795,894
	$—	$1,795,894	$17,343,794	$19,139,688
Common Stock Sold Short	$—	$(803,019,378)	$—	$(803,019,378)
Other Common Stocks Sold Short	—	(153,823,808)	—	(153,823,808)
	$—	$(956,843,186)	$—	$(956,843,186)

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Investments	Beginning Value at December 31, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2017
Common Stocks	$102,065,979	$(14,760,424)	—	—	—	$87,305,555	$(14,760,424)
Limited Partnerships	7,352,285	(832,969)	—	—	—	6,519,316	(832,969)
Put Options Purchased	24,962,703	(7,618,909)	—	—	—	17,343,794	(7,618,909)
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	22,175,492	(35,328)	—	$(813,119)	—	21,327,044	(15,622)
Asset-Backed Securities	44,696,707	(1)	$3,852,905	(1,930,808)	—	46,618,804	—
Other Asset-Backed Securities	65,298,046	(1)	330,959	(4,896,725)	—	60,732,279	—
	$266,551,212	$(23,252,550)	$4,183,864	$(7,640,652)	$—	$239,846,792	$(23,232,842)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2017.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2017:

Financial Assets	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$9,170,439	Restricted Assets*	N/A	$3.77
	$22,688,800	NAV adjusted to Fair Value**	N/A	$19.79
	$55,446,316	Restricted Assets*	N/A	$6.80

Limited Partnerships	$6,519,316	Restricted Assets*	N/A	$6,735.46

Residential Mortgage-Backed Non-Agency CMO	$21,327,044	Methods of Comparables/Consensus Pricing***	Quotes/Prices	$42.45- $57.40 $(49.24)
			Discount	0.0%-9.7% (1.8%)

Asset-Backed Securities	$46,618,804	Most Recent Capitalization (Funding)****	Private Financing	$100.00

Asset-Backed Securities- Other	$60,732,279	Most Recent Capitalization (Funding)****	Private Financing	$100.00

Put Options Purchased	$17,343,794	Third-Party Broker Quote*****	Quotes/Prices	$0.09

* The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

** The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

*** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

**** The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

***** The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2017 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement	Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	March 31, 2017	Appreciation
EUR	118,300,000	6/23/2017	$126,681,455	$1,795,894

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2017 (excluding short-term investments), was $13,179,198,577 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$3,296,762,531
Gross unrealized depreciation:	(245,912,121)
Net unrealized appreciation:	$3,050,850,410

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2017